FRANKLIN TEMPLETON INVESTMENTS

ONE FRANKLIN PARKWAY

SAN MATEO, CA 94403-1906

December 28, 2012

Filed Via EDGAR (CIK # 0001109441)

Securities and Exchange Commission

100 F Street NE

Washington, DC 20549

RE:      Franklin Floating Rate Master Trust (Registrant)

File No. 811-09869

Ladies/Gentlemen:

On behalf of Franklin Floating Rate Master Series, the series of the above-referenced Registrant, submitted herewith under the EDGAR system, please find Post-Effective Amendment No. 17 to the Registrant's Registration Statement on Form N-1A, which is being filed under the Investment Company Act of 1940, as amended pursuant to Rule 8b-15.

Please direct any comments or questions regarding this filing to Bruce Bohan (650) 312-3504.

Sincerely yours,

Franklin FLOATING RATE MASTER TRUST

/s/ROBERT C. ROSSELOT

Robert C. Rosselot

Vice President and Assistant Secretary

Attachments